MET INVESTORS SERIES TRUST

SUPPLEMENT DATED OCTOBER 14, 2014

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2014

PIMCO TOTAL RETURN PORTFOLIO

Effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to PIMCO Total Return Portfolio (the “Portfolio”) is amended to reflect the removal of William H. Gross as portfolio manager of the Portfolio. Mr. Gross is being replaced by Scott A. Mather, Mark R. Kiesel and Mihir P. Worah. Also effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the table under the heading MetLife Balanced Plus Portfolio (Overlay Portion), PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio is deleted in its entirety and replaced with the table below. As of September 30, 2014, Messrs. Mather, Kiesel, Worah, Bhansali and Rodosky beneficially owned no equity securities of the Portfolio.

Other Accounts Managed (1)

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Scott A. Mather, PIMCO Total Return Portfolio	Registered Investment Companies	38	$293,283,560,000	0	N/A
	Other Pooled Investment Vehicles	39	$31,036,200,000	3	$1,093,770,000
	Other Accounts	67	$30,928,750,000	12	$6,042,180,000
Mark R. Kiesel, PIMCO Total Return Portfolio	Registered Investment Companies	35	$304,804,950,000	0	N/A
	Other Pooled Investment Vehicles	56	$65,956,850,000	9	$6,270,310,000
	Other Accounts	155	$81,064,650,000	17	$6,974,030,000
Mihir Worah, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio	Registered Investment Companies	55	$312,497,250,000	0	N/A
	Other Pooled Investment Vehicles	35	$29,314,280,000	1	$159,530,000
	Other Accounts	54	$31,510,470,000	7	$1,513,320,000
Vineer Bhansali, Ph.D., MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	27	$12,794,690,000	0	N/A
	Other Pooled Investment Vehicles	21	$4,248,040,000	1	$49,370,000
	Other Accounts	21	$4,168,080,000	0	N/A
Steve A. Rodosky, MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	7	$14,475,920,000	0	N/A
	Other Pooled Investment Vehicles	3	$1,811,340,000	0	N/A
	Other Accounts	142	$50,091,060,000	3	$1,029,830,000

(1)	Other accounts managed information is as of September 30, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE